Appendix 2 Changes in the Scope of Consolidation - Summary of Changes in Scope of Consolidation (Detail)			12 Months Ended
	Apr. 17, 2018	Feb. 14, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%
Consolidation method			Full integration	Full integration
CELG [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership			0.00%
Percentage of indirect ownership			99.93%
Percentage of Ownership		99.88%	99.93%
Consolidation method			Full integration
Enel Green Power Proyectos I (Volta Grande) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership			0.00%
Percentage of indirect ownership			100.00%
Percentage of Ownership			100.00%
Consolidation method			Full integration